Note and Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

All common share data in this table have been adjusted for the reverse stock split.	September 30, 2014	December 31, 2013

On January 16, 2012 the Company executed a promissory note for $50,000. The note bears interest at 10 % and is secured by common stock of the Company. The note is convertible into common stock of the Company at $0.05 per share. In 2012, $30,000 of the note was converted to 2,639,237 shares of common stock of the Company. In 2013 the note maturity date was extended to September 30, 2014. Due to the features in this note, the Company could not determine if sufficient shares in the Company stock would be available to fulfill all conversion obligations. Accordingly a derivative liability was recorded for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0013, volatility of 597%, and an assumed dividend rate of 0%.	$20,000	$20,000

On March 5, 2013 the Company executed a promissory note for $45,000. In 2014 the note was modified into three notes of $15,000 each. The notes bear interest at 8 % are unsecured. The notes matured March 5, 2014 but were extended to June 30, 2014. One of the notes was sold to a third party and amended. Due to the amended features the Company has recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0013, volatility of 536%, and an assumed dividend rate of 20%. The remaining two $15,000 notes are also convertible into common stock at the market price but no derivative liability was recorded. In February 2014, the third party converted $5,000 of note into 2,543,235 shares of common stock of the Company.	$40,000	$45,000

On March 13, 2013 the Company executed three promissory notes for services provided totaling $109,500. The notes are payable upon demand and bear interest at 12% and can be converted into common stock of the company at the average five day closing bid price multiplied by three. Note Amount converted / (Average price x 3). On June 11, 2014 these notes were sold to Carebourn Capital. The new note bears interest at 12% and is secured by common stock of the company. The note can be converted into common stock at a discount of 45% off of the conversion price. The conversion price is the average lowest 3 day trading price during a 10 day period prior to conversion, unless the company sells or issues stack at a lower price than the conversion price. Should this occur the conversion prices is reduced to the lower price. The company has recorded the derivative liability for this note using the Black Scholes Method to value the derivative liabilty with the following assumptions: Risk free interest rate of .0013, volitility of 65% and an assumed dividend of 0%.	$0	$109,500

On September 11, 2013 the Company executed a promissory note for $15,000 as payment to a service provider. The note is convertible into common stock of the Company at a discount of 35% off the average one day bid price the day prior to conversion. Due to the discount feature we have recorded a liability of $8,077, or put premium, as part of the carrying value of this note. The note is convertible at any time prior to maturity and bears interest at 6% per annum	$15,000	$15,000

On June 04, 2013 the Company executed a promissory note for $15,000. The note bears interest at 8% and is secured by common stock of the Company. The note can be converted to common stock at a discount of 30% off the conversion price. The conversion price is the average of the lowest 3 day trading price during a 10 days period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price. The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0014, volatility of 517%, and an assumed dividend rate of 0%.	$-	$15,000

On July 23, 2013 the Company executed a promissory note for $15,500. The note bears interest at 8% and is secured by common stock of the Company. The note can be converted to common stock at a discount of 45% off the conversion price. The conversion price is the average of the lowest 10 day trading price during a a 10 days period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price. The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0012, volatility of 580%, and an assumed dividend rate of 0%.	$-	$15,000

On October 29, 2013 the Company executed a promissory note for $2,500. The note bears interest at 6% and is secured by common stock of the Company. The loan matures April 29, 2014. The note is convertible at the lower of a discount of 35% off the prior day’s closing bid price or $0.01. The note also provided for purchase of 133,334 shares by execution of a warrant agreement. The agreement expires two years from the date of the note. Under this agreement shares can be purchased for $0.02 unless the Company sells stock at a price below that level. Should this occur the conversion price is reduced to that lower price. The Company used the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0011, volatility of 599%, and an assumed dividend rate of 0%.	$2,500	$2,500

On December 12, 2013 the Company executed a promissory note for $53,000. The note bears interest at 8 % and is secured by common stock of the Company. The note can be converted into common stock 180 days after issuance at a discount of 45% off the conversion price. The conversion price is the average of the lowest 3 day trading price during a 10 day period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price. The Company has recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0012, volatility of 586%, and an assumed dividend rate of 0%. On June 25, 2014, $11,000 of the note was converted into 8,000,000 common shares. By August 7, 2014, the remaining $41,000 of the note was converted into 53,299,071 common Shares.	$-	$53,000

In 2013 the Company executed a consulting agreement with a former officer. The agreement provided for payment of consulting fees during the transition period when new management obtained control of the Company. The agreement allowed any unpaid amounts due under the agreement to be memoralized in a promissory note. At December 31, 2013 the Company owed the former officer $44,000. This amount was converted to a note of $22,000. The former officer sold the note to a related party of the Company. The Company recorded income of $22,000 as debt forgiveness. The remaining $22,000 note was amended providing for conversion to common stock of the Company at a discount of 50% of the average closing bid price on the day of conversion. Due to the discount feature we have recorded a liability of $22,000, or put premium, as part of the carrying value of this note. The note is convertible at any time. On February 12, 2014 the related party converted $11,000 of the face amount of the note into 3,666,667 shares of common stock of the Company.	$11,000.00	$-

On January 01, 2014 the Company executed a promissory note for $20,000 as payment to a service provider. The note is convertible into common stock of the Company at a discount of 35% off the average one day bid price the day prior to conversion. Due to the discount feature we have recorded a liability of $10,769, or put premium, as part of the carrying value of this note. The note is convertible at any time prior to maturity and bears interest at 6% per annum	$20,000	$-

In February 2014, one of these notes with a face value of $35,000 was sold to a third party. The accrued interest on the note of $4,710 was added to the principal amount purchased. The note was amended and the Company has recorded a derivative liability based upon the amended features. The Company used the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0013%, volatility of 526%, and an assumed dividend rate of 0%. The date of maturity for this note is February 10, 2015.	$34,262	$-

On January 23, 2014 the Company executed a promissory note for $6,000. The note bears interest at 9.875 % and is secured by common stock of the Company. The note can be converted into common stock at a discount of 30% off the conversion price. The conversion price is the average 3 day lowest closing sales price during a 10 day period prior to conversion, but no less that $0.0001. The Company has recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0013, volatility of 536%, and an assumed dividend rate of 0%.	$6,000	$-

On February 04, 2014 the Company executed a promissory note for $53,000. The note bears interest at 8 % and is secured by common stock of the Company. The note can be converted into common stock 180 days after issuance at a discount of 45% off the conversion price. The conversion price is the average of the lowest 3 day trading price during a 10 day period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price. The Company has recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0013, volatility of 536%, and an assumed dividend rate of 0%. By September 29, 2014 $18,000 of the note was converted into 85,905,098 common shares. The Date of maturity for this note is November 6, 2014.	$35,530	$-

On March 17, 2014 the Company executed a promissory note for $25,000. The note bears interest at 12 % and is secured by common stock of the Company. The note can be converted into common stock at a discount of 40% off the conversion price. The conversion price is the average of the lowest 3 day trading price during a 10 day period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price. The Company has recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0013, volatility of 536%, and an assumed dividend rate of 0%. On April 10. May 8 and June 23, 2014, a compbined $19,801 of the note was converted into 3,699,000, 4,280,000, & 5,288,000 of common shares respectively.	$-	$-

On June 9, 2014 the company executed a promissory note for $30,000. The note bears interest at 8% and is secured by common stock of the company. The note can be converted into common stock at a discount of 42% off of the conversion price. The conversion price is the average lowest 3 day trading price during a 10 day period prior to conversion, unless the Company sells or issues stock at a lower price than the conversion price. Should this occur the conversion prices is reduced to the lower price. The company has recorded the derivitive liability for this note using the Black Scholes Method to value the derivitive liabiltiy with the following assumptions: Risk free interest rate of .0013, volitility of 61% and an assumed dividend of 0%. The date of maturity for this note is June 9, 2015.	$30,000	$-

On June 11, 2014 the Company executed a promissory note for $86,500. The note bears interest at 12% and is secured by common stock of the Company. The note can be converted into common stock at a discount of 45% off of the conversion price. The conversion price is the average lowest 3 day trading price during a 10 day period prior to conversion, unless the Company sells or issues stock at a lower price than the conversion price. Should this occur the conversion prices is reduced to the lower price. The Company has recorded the derivitive liability for this note using the Black Scholes Method to value the derivitive liabiltiy with the following assumptions: Risk free interest rate of .0013, volitility of 65% and an assumed dividend of 0%. On June 18, 2014, $4,132.44 of the note was converted into 3,000,000 common shares. The date of maturity for this note is March 5, 2015.	$77,425	$-

On June 11, 2014 the Company executed a promissory note for $86,291 for the note plus interest on the note executed March 13, 2013. The note bears interest at 12% and is secured by common stock of the Company. The note can be converted into common stock at a discount of 45% off of the conversion price. The conversion price is the average lowest 3 day trading price during a 10 day period prior to conversion, unless the Company sells or issues stock at a lower price than the conversion price. Should this occur the conversion prices is reduced to the lower price. The Company has recorded the derivitive liability for this note using the Black Scholes Method to value the derivitive liabiltiy with the following assumptions: Risk free interest rate of .0013, volitility of 63% and an assumed dividend of 0%. On August 1, 2014 $30,000 of the note was converted into 6,000,000 common shares. The date of maturity for this note is March 5, 2015.	$51,922	$-

On June 30, 2014 the Company executed a promissory note for $88,500. The note bears interest at 6% and is secured by common stock of the company. The note can be converted in to common stock at market rate. Date of maturity for this note is June 30, 2015.	$88,500	$-

On August 8, 2014 the Company executed a promissory note for $50,000. The note bears interest at 6% and is secured by common stock of the Company. The note can be converted into common stock at a discount of 35% off of the conversion price. The conversion price is the average bid price on the 3 days prior to the date of conversion. Or the closing price of the issuer on the date of this note of $.001. Date of maturity for this note is August 8, 2015.	$50,000	$-

On April 3, 2014 the Company executed a promissory note for $42,500. The note bears interest at 22% and is secured by common stock of the Company. The note can be converted into common stock at a discount of 45% off of the conversion price. The conversion price is the average lowest 3 day trading price during a 10 day period prior to conversion, unless the Company sells or issues stock at a lower price than the conversion price. Should this occur the conversion prices is reduced to the lower price. The Company has recorded the derivitive liability for this note using the Black Scholes Method to value the derivitive liabiltiy with the following assumptions: Risk free interest rate of .0013, volitility of 197% and an assumed dividend of 0%. Date of maturity for this note is January 7, 2015.	$42,500	$-

On July 8, 2014 the Company executed a promissory note for $42,500. The note bears interest at 22% and is secured by common stock of the Company. The note can be converted into common stock at a discount of 45% off of the conversion price. The conversion price is the average lowest 3 day trading price during a 10 day period prior to conversion, unless the Company sells or issues stock at a lower price than the conversion price. Should this occur the conversion prices is reduced to the lower price. The Company has recorded the derivitive liability for this note using the Black Scholes Method to value the derivitive liabiltiy with the following assumptions: Risk free interest rate of .0013, volitility of 162% and an assumed dividend of 0%. Date of maturity for this note is January 8, 2015.	$42,500	$-

On September 5, 2014 the Company executed a promissory note for $52,500. The note bears interest at 12% and is secured by common stock of the Company. The note can be converted into common stock at $.001 par value per share. Date of maturity for this note is June 5, 2015.	$52,500	$-

Additional notes	$8,989	$-

Premium liability	$29,846	$8,077

Unamortized debt discount on derivative liabilities	$(261,276)	$(54,962)

Total convertible notes outstanding, net of unamortized discounts	$397,198	$228,615

Convertible notes payable consist of the following at December 31, 2013 and 2012:

All common share data in this table have been adjusted for the reverse stock split.	Balance Due at
	12/31/2013	12/31/2012
On December 10, 2011 the Company executed a promissory note for $6,000. The note is non-interest bearing and is secured by common stock of the Company. The note was convertible into common stock at the par value of the common stock. The note holder has forgiven this indebtedness.	$-	$6,000

On January 16, 2012 the Company executed a promissory note for $50,000. The note bears interest at 10% and is secured by common stock of the Company. The note is convertible into common stock of the Company at $0.05 per share. In 2012, $30,000 of the note was converted to 2,639,327 shares of common stock of the Company. In 2013 the note maturity date was extended to September 30, 2014. Due to the features of other notes, the Company could not determine if sufficient shares in the Company stock would be available to fullfill all conversion obligations. Accordingly a derivative liability was recorded for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0013, volatility of 597%, and an assumed dividend rate of 0%.	$20,000	$20,000

On August 15, 2012 the Company executed a promissory note for $32,500. The note bears interest at 8% and is secured by common stock of the Company. The note can be converted to common stock at a discount of 45% off the conversion price. The conversion price is the average of the lowest 3 day trading price during a 30 days period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price.
The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0012, volatility of 286%, and an assumed dividend rate of 0%.
The note was converted into 4,888,889 shares of common stock in 2013.	$-	$32,500

On October 5, 2012 the Company executed a promissory note for $32,500. The note bears interest at 8% and is secured by common stock of the Company. The note can be converted to common stock at a discount of 45% off the conversion price. The conversion price is the average of the lowest 3 day trading price during a  a 30 days period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price.
The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .006, volatility of 276%, and an assumed dividend rate of 0%.
The note was converted into 5,388,537 shares of common stock in 2013.	$-	$32,500

On February 6, 2013 the Company executed a promissory note for $10,500. The note bears interest at 8% and is secured by common stock of the Company. The note can be converted to common stock at a discount of 60% off the conversion price. The conversion price is the lowest trading price during a 90 day period prior to conversion unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price. The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .001, volatility of 276%, and an assumed dividend rate of 0%. The note was converted into 1,677,060 shares of common stock in 2013.	$-	$-

On March 5, 2013 the Company executed a promissory note for $45,000. The note bears interest at 8 % and is unsecured. The loan matures March 5, 2014 If agreed to by the Company, the note may be amended to allow it to be converted into common stock of the Company at a discount rate to be determined.	$45,000	$-

On March 13, 2013 the Company executed three promissory notes for services provided totaling $109,500. The notes are payable upon demand. The notes do not earn interest but default interest will be accrued at 12 % if the Company fails to pay upon demand by the note holder. The notes can be converted into common stock of the company at the average five day closing bid price multiplied by three. Note Amount Converted / (Average price x 3)	$109,500	$-

On April 6, 2013 the Company executed a promissory note for $27,500.  The note bears interest at 8% and is secured by common stock of the Company. The note can be converted to common stock at a discount of 60% off the conversion price. The conversion price is the lowest trading price during a 90 day period prior to  conversion unless the Company sells or issues stock at a price lower than the  conversion price. Should this occur the conversion price is reduced to that lower price. The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0012, volatility of 276%, and an assumed dividend rate of 0%.

A portion of the note was repaid by a cash payment of $10,250. The remaining portion of the note was converted to 3,988,570 shares of common stock of Company in 2013.

	$-	$-

On May 06, 2013 the Company executed a promissory note for $22,500. The note bears interest at 8% and is secured by common stock of the Company. The note can be converted to common stock at a discount of 45% off the conversion price. The conversion price is the average of the lowest 3 day trading price during a   a 10 days period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price.

The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0011, volatility of 482%, and an assumed dividend rate of 0%.

The note was converted into 3,840,961 shares of common stock in 2013.

$-	$-

On June 04, 2013 the Company executed a promissory note for $15,000. The note bears interest at 8% and is secured by common stock of the Company. The note can be converted to common stock at a discount of 30% off the conversion price. The conversion price is the average of the lowest 3 day trading price during a   a 10 days period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price.

The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0014, volatility of 517%, and an assumed dividend rate of 0%.

$15,000	$-

On June 21, 2013 a third party purchased a portion of a convertible note of the Company previously issued to another party. The note had a value of  $22,800 and was convertible into to common stock of the Company. The note can be converted to common stock at a discount of 45% off the conversion price. The conversion price is the average of the lowest 3 day trading price during a   a 10 days period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price.

The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0012, volatility of 323%, and an assumed dividend rate of 0%.

The note was converted into 4,185,380 shares of common stock in 2013.

$-	$22,800

On July 23, 2013 the Company executed a promissory note for $15,500. The note bears interest at 8% and is secured by common stock of the Company. The note can be converted to common stock at a discount of 45% off the conversion price. The conversion price is the average of the lowest 10 day trading price during a   a 10 days period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price.

The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0012, volatility of 580%, and an assumed dividend rate of 0%.

	$15,500	$-

On September 11, 2013 the Company executed a promissory note for $15,000 as payment to a service provider. The note is convertible into common stock of the Company at a discount of 35% off the average one day bid price the day prior to conversion. Due to the discount feature we have recorded a liability of $8,077, or put premium, as part of the carrying value of this note. The note is convertible at any time prior to maturity and bears interest at 6% per annum.	$23,077	$-

On September 26, 2013 the Company executed a promissory note for $75,000. The note bears interest at 6 % and is secured by common stock of the Company. The loan matures March 26, 2014. On September 30, 2013 the note was converted into 3,846,154 shares of common stock at a discount of 35% off the average bid price the day prior to conversion. Due to this feature we recorded a liability of $40,835. The note also provided for the purchase of 4,000,000 shares of common stock by execution of a warrant agreement. The agreement expires two years from the date of this note. Under this agreement shares can be purchased for $0.02 unless the Company sells stock at a price below that level. Should this occur, the warrant purchase price shall be reduced to the lowest selling price. The Company has recorded a derivative liability due to this provision. The Company used the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest Rate of .0012, volatility of 596%, and an assumed dividend rate of 0%.	$-	$-

On October 21, 2013 the Company executed a promissory note for $7,500. The note bears interest at 6% and is secured by common stock of the Company. The loan matures April 21, 2014. On November 19, 2013 the note was converted into 923,077 shares of common stock of the Company. The note was convertible at the lower of a discount of 35% off the prior day’s closing bid price or $0.01. The note also provided for purchase of 400,000 shares by execution of a warrant agreement. The agreement expires two years from the date of the note. Under this agreement shares can be purchased for $0.02 unless the Company sells stock at a price below that level. Should this occur, the warrant purchase price shall be reduced to the lower selling price. The Company has recorded a derivative liability due to this provision. The Company used the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .001, volatility of 598%, and an assumed dividend rate of 0%.	$-	$-

On October 29, 2013 the Company executed a promissory note for $2,500. The note bears interest at 6% and is secured by common stock of the Company. The loan matures April 29, 2014. The note is convertible at the lower of a discount of 35% off the prior day’s closing bid price or $0.01. The note also provided for purchase of 133,334 shares by execution of a warrant agreement. The agreement expires two years from the date of the note. Under this agreement shares can be purchased for $0.02 unless the Company sells stock at a price below that level. Should this occur, the warrant purchase price shall be reduced to the lower selling price. The Company has recorded a derivative liability due to this provision. The Company used the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0011, volatility of 599%, and an assumed dividend rate of 0%.	$2,500	$-

On December 12, 2013 the Company executed a promissory note for $53,000. The note bears interest at 8 % and is secured by common stock of the Company. The note can be converted into common stock 180 days after issuance. The note can be converted to common stock at a discount of 45% off the conversion price. The conversion price is the average of the lowest 3 day trading price during a a 10 days period prior to conversion, unless the Company sells or issues stock at a price lower than the conversion price. Should this occur the conversion price is reduced to that lower price.

The Company had recorded a derivative liability for this note using the Black Scholes Method to value the derivative liability with the following assumptions: Risk Free Interest rate of .0012, volatility of 586%, and an assumed dividend rate of 0%.

	$53,000	$-

Unamortized debt discount on derivative liabilities	$(54,962)	$(5,787)

Total convertible notes outstanding, net of unamortized discounts	$228,615	$108,013